Acquisitions (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 16, 2012 Damilo Group [Member] USD ($)	Apr. 16, 2012 Damilo Group [Member] EUR (€)	Dec. 31, 2013 Damilo Group [Member] USD ($)	Dec. 31, 2013 Damilo Group [Member] EUR (€)	Dec. 31, 2012 Damilo Group [Member] USD ($)	Dec. 31, 2012 Damilo Group [Member] EUR (€)	Dec. 31, 2013 Proservia SA [Member] USD ($)	Dec. 31, 2013 Proservia SA [Member] EUR (€)	Dec. 31, 2012 Proservia SA [Member] USD ($)	Dec. 31, 2012 Proservia SA [Member] EUR (€)	Dec. 31, 2011 Proservia SA [Member] USD ($)	Dec. 31, 2011 Proservia SA [Member] EUR (€)
Business Acquisition [Line Items]
Total purchase price				$ 28.0	€ 21.2									$ 29.4	€ 21.6
Total cash consideration paid for acquisitions, net of cash acquired	46.3	49.0	49.0
Acquisition date				Apr. 16, 2012	Apr. 16, 2012
Assumed liabilities				44.6	33.8
Goodwill	52.2	46.2		40.6	30.8									27.7	20.7
Intangible assets	10.1	7.6		8.0	6.3	6.8	5.0	7.6	5.8	11.2	8.1	12.4	9.4
Assets acquired, net of goodwill, related intangible assets and cash				$ 23.6	€ 17.9
Value of common stock acquired (price per share)														$ 19.93	€ 14.89